SIGNIFICANT ACCOUNTING POLICIES - Remaining Performance Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
2020-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected amount of remaining performance obligations	$ 8,270
2021-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected percent of remaining performance obligations	39.00%
2019-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Expected percent of remaining performance obligations	61.00%